Derivative Financial Instruments and Hedge Accounting (Tables)	12 Months Ended
Mar. 31, 2021
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Derivative Financial Instruments by Type and Purpose of Derivatives
The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2021 and 2020.

	At March 31, 2021
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥897,101,881	¥2,701,146	¥2,395,741	¥56,201,172	¥396,135	¥254,218
Futures	28,832,868	14,800	14,662	11,629,291	1,494	588
Listed Options	186,425,271	30,995	6,915	—	—	—
Forwards	110,252,456	256	3	—	—	—
Swaps	466,717,825	2,485,621	2,189,767	44,417,994	383,371	253,630
OTC Options	104,873,461	169,474	184,394	153,887	11,270	—
Currency derivatives	157,543,495	2,129,604	1,935,117	13,119,180	196,261	239,943
Futures	8,068	104	10	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	75,327,505	1,081,492	863,744	2,003,070	5,605	91,422
Swaps	76,385,589	955,783	973,057	11,116,110	190,656	148,521
OTC Options	5,822,333	92,225	98,306	—	—	—
Equity derivatives	2,825,220	65,887	87,783	54,752	715	2,715
Futures	1,613,308	14,269	9,969	—	—	—
Listed Options	950,758	34,014	69,039	—	—	—
Forwards	3,574	155	63	—	—	—
Swaps	91,648	1,593	3,124	54,752	715	2,715
OTC Options	165,932	15,856	5,588	—	—	—
Commodity derivatives	109,665	7,310	5,371	—	—	—
Futures	30,917	1,043	510	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	76,264	6,201	4,346	—	—	—
OTC Options	2,484	66	515	—	—	—
Credit derivatives	2,895,632	24,559	28,545	—	—	—

Total derivative financial instruments	¥1,060,475,893	¥4,928,506	¥4,452,557	¥69,375,104	¥593,111	¥496,876

	At March 31, 2020
	Trading			Risk Management (1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥893,588,637	¥3,446,719	¥2,982,015	¥53,625,724	¥664,807	¥500,374
Futures	38,049,894	51,843	50,545	1,577,745	438	124
Listed Options	165,280,570	48,277	11,465	—	—	—
Forwards	124,681,480	616	—	—	—	—
Swaps	465,412,015	3,123,501	2,729,662	51,896,189	638,744	500,250
OTC Options	100,164,678	222,482	190,343	151,790	25,625	—
Currency derivatives	141,416,221	1,858,803	1,783,476	12,204,471	184,981	110,985
Futures	4,500	—	7	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	78,698,264	862,105	843,072	1,983,357	20,587	26,515
Swaps	54,931,441	869,766	823,957	10,221,114	164,394	84,470
OTC Options	7,782,016	126,932	116,440	—	—	—
Equity derivatives	3,049,786	82,305	143,084	41,556	8,861	—
Futures	1,158,638	14,348	20,418	—	—	—
Listed Options	1,101,352	31,352	69,630	—	—	—
Forwards	2,615	449	—	—	—	—
Swaps	119,965	3,111	21,499	41,556	8,861	—
OTC Options	667,216	33,045	31,537	—	—	—
Commodity derivatives	169,734	16,823	14,715	—	—	—
Futures	7,134	181	389	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	158,139	16,496	13,647	—	—	—
OTC Options	4,461	146	679	—	—	—
Credit derivatives	2,285,271	16,502	20,552	—	—	—

Total derivative financial instruments	¥1,040,509,649	¥5,421,152	¥4,943,842	¥65,871,751	¥858,649	¥611,359

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue and borrowings, certain equity instruments elected to be measured at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Schedule of Items Designated as Hedging Instruments
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2021 and 2020.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2021			For the fiscal year ended March 31, 2021
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥6,199,507	¥222,553	¥46,666	¥(122,874)
Stock price risk
Equity swaps	Derivative financial instruments	33,675	—	2,690	(19,215)

(1)
At March 31, 2021, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,317,746 million out of ¥6,199,507 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥33,675 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2020			For the fiscal year ended March 31, 2020
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥5,723,327	¥366,092	¥—	¥350,446
Stock price risk
Equity swaps	Derivative financial instruments	41,556	8,861	—	13,889

(1)
At March 31, 2020, the notional amount of interest rate swaps with remaining maturities more than 12 months that are designated hedging instruments against interest rate risk is ¥5,156,729 million out of ¥5,723,327 million in total, and that of equity swaps with remaining maturities more than 12 months that are designated hedging instruments against stock price risk is ¥41,556 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2021 and 2020 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2021	For the fiscal year ended March 31, 2021
		Carrying amounts	Change in value used for calculating hedge ineffectiveness
		(In millions)
Interest rate risk
Debt securities in issue	Debt securities in issue	¥6,252,899	¥116,793
Borrowings	Borrowings	85,376	2,017
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	74,564	18,994

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2020	For the fiscal year ended March 31, 2020
		Carrying amounts	Change in value used for calculating hedge ineffectiveness
		(In millions)
Interest rate risk
Debt securities in issue	Debt securities in issue	¥5,983,893	¥(335,998)
Borrowings	Borrowings	78,573	(6,712)
Stock price risk
Equity instruments at fair value through other comprehensive income	Investment securities	31,721	(14,126)

Schedule of Hedges of Net Investments in Foreign Operations
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2021 and 2020.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2021			For the fiscal year ended March 31, 2021
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness

			Assets	Liabilities
		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥1,963,691	¥5,269	¥91,422	¥(94,786)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	91,401	—	91,401	(1,419)

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2020			For the fiscal year ended March 31, 2020
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities
		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥1,943,931	¥19,864	¥26,515	¥29,625
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	180,178	—	180,178	1,844

Schedule of Items Designated as Hedging Items
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31, 2021	At March 31, 2021
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve
	(In millions)
USD foreign operations	¥15,137	¥2,760
EUR foreign operations	42,581	38,499
THB foreign operations	20,273	20,393
Other foreign operations	18,214	20,679

Total	¥96,205	¥82,331

	For the fiscal year ended March 31, 2020	At March 31, 2020
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve
	(In millions)
USD foreign operations	¥(14,341)	¥(12,376)
EUR foreign operations	(22,556)	(4,083)
THB foreign operations	(15,459)	120
Other foreign operations	20,887	2,465

Total	¥(31,469)	¥(13,874)

Notional Amounts and Fair Value of Credit Derivatives by Purpose of Transactions	The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2021 and 2020.

	At March 31, 2021
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the Group’s credit risk portfolio	¥1,401,115	¥643	¥25,841	¥1,423,170	¥23,399	¥1,863
Facilitating client transactions	50,902	310	839	20,445	207	2

Total	¥1,452,017	¥953	¥26,680	¥1,443,615	¥23,606	¥1,865

	At March 31, 2020
	Protection purchased			Protection sold
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Managing the Group’s credit risk portfolio	¥960,225	¥9,954	¥5,290	¥1,193,827	¥4,957	¥14,470
Facilitating client transactions	88,702	1,320	528	42,517	271	264

Total	¥1,048,927	¥11,274	¥5,818	¥1,236,344	¥5,228	¥14,734

Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counterparty
The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2021 and 2020.

	At March 31, 2021		At March 31, 2020
	Protection purchased	Protection sold	Protection purchased	Protection sold
	(In millions)
Banks and broker-dealers	¥1,444,017	¥1,443,615	¥1,037,427	¥1,234,344
Insurance and other financial guaranty firms	8,000	—	11,500	2,000

Total	¥1,452,017	¥1,443,615	¥1,048,927	¥1,236,344